Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares Actively Managed Exchange-Traded Commodity Fund Trust
Prospectus Date	rr_ProspectusDate	Feb. 24, 2017
Document Creation Date	dei_DocumentCreationDate	Sep. 21, 2017